Summary of Significant Accounting Policies - Schedule of Consolidated Operations (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Consolidated Operations [Line Items]
Total revenues	$ 311,789	$ 263,434
Cost of revenues	(284,993)	(239,364)
Income from operations	9,034	7,792
Net income	6,557	5,981
Variable Interest Entity, Primary Beneficiary [Member]
Schedule of Consolidated Operations [Line Items]
Total revenues	309,952	256,540
Cost of revenues	(283,021)	(233,711)
Income from operations	9,818	7,285
Net income	$ 7,330	$ 5,570